Concentrations, Risks and Uncertainties - Schedule of Concentration Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer Concentration Risk [Member] | Customer A [Member] | Sales [Member]
Schedule of Concentration Risk [Line Items]
Sales	$ 126,856	$ 53,304
Concentration risk percentage	14.37%	100.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchases [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Purchases	$ 116,146	$ 13,746